Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the authoritative guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which requires us to develop our own assumptions. This hierarchy requires companies to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, we measure certain financial assets and liabilities at fair value, including our derivative liabilities.

The following table presents assets and liabilities that are measured and recognized at fair value as of March 31, 2014 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$5,999,765	$-
Intangibles, net (non-recurring)	$-	$-	$3,315,083	$-
Derivatives (recurring)	$-	$-	$76,097	$(30,079)
Earn-out payable (non-recurring)	$-	$-	$2,332,000	$-

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2013 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$3,108,964	$849,340
Intangibles, net (non-recurring)	$-	$-	$935,316	$491,204
Derivatives (recurring)	$-	$-	$106,176	$(3,766,231)
Earn-out payable (non-recurring)	$-	$-	$59,000	$(165,000)

The change in fair value of these liabilities is included in other income (expense) in the condensed consolidated statements of operations. The assumptions used in the Monte-Carlo simulation used to value the derivative liabilities involve expected volatility in the price of our common stock, estimated probabilities related to the occurrence of a future financing, and interest rates. As all the assumptions employed to measure this liability are based on management’s judgment using internal and external data, this fair value determination is classified in Level 3 of the valuation hierarchy.

See Note 5 for a table that provides a reconciliation of the derivative liabilities from December 31, 2013 to March 31, 2014.

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$3,108,964	$(1,066,068)
Intangibles, net (non-recurring)	$-	$-	$935,316	$(644,170)
Derivative liabilities (recurring)	$-	$-	$106,176	$(3,766,231)
Earn-out payable (recurring)	$-	$-	$59,000	$165,000

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$2,259,624	$(742,446)
Intangibles, net (non-recurring)	$-	$-	$444,112	$(145,396)
Derivative liabilities (recurring)	$-	$-	$3,074,504	$359,530
Earn-out payable (recurring)	$-	$-	$2,032,881	$625,357

The Company recorded goodwill, intangible assets and an earn-out payable as a result its business combinations, and these assets were valued with the assistance of a valuation consultant and consisted of Level 3 valuation techniques.

The Company recorded derivative liabilities as a result of: (i) the variable maturity conversion feature in its convertible notes payable; (ii) the additional security issuance feature in its convertible notes payable notes, common stock and warrants; and (iii) warrants issued to non-employees that were treated as derivative liabilities. These liabilities were valued with the assistance of a valuation consultant using a Monte-Carlo simulation model. The assumptions used in the Monte-Carlo simulation used to value the derivative liabilities involve expected volatility in the Company’s common stock, estimated probabilities related to the occurrence of a future financing, and interest rates. As all the assumptions employed to measure these liabilities are based on management’s judgment using internal and external data, this fair value determination is classified in Level 3 of the valuation hierarchy.

The Company’s financial instruments consist of cash, accounts receivable, accounts payable, accrued liabilities and a note payable. The estimated fair value of cash, accounts receivable, accounts payable and accrued liabilities approximate their carrying amounts due to the short-term nature of these instruments. The carrying value of note payable also approximates fair value because its terms are similar to those in the lending market for comparable loans with comparable risks. None of these instruments are held for trading purposes.